TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2017
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Text Block]

NOTE 15: TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

These assets are comprised as follows:

	2017			2016
	Trading assets £m	Other financial assets at fair value through profit or loss £m	Total £m	Trading assets £m	Other financial assets at fair value through profit or loss £m	Total £m
Loans and advances to customers	29,976	–	29,976	30,473	–	30,473
Loans and advances to banks	1,614	–	1,614	2,606	–	2,606
Debt securities:
Government securities	9,833	12,187	22,020	11,828	14,904	26,732
Other public sector securities	–	1,527	1,527	–	1,325	1,325
Bank and building society certificates of deposit	–	222	222	–	244	244
Asset-backed securities:
Mortgage-backed securities	189	211	400	47	660	707
Other asset-backed securities	95	926	1,021	69	1,469	1,538
Corporate and other debt securities	523	19,467	19,990	224	19,608	19,832
	10,640	34,540	45,180	12,168	38,210	50,378
Equity shares	6	86,084	86,090	6	67,691	67,697
Treasury and other bills	–	18	18	–	20	20
Total	42,236	120,642	162,878	45,253	105,921	151,174

Other financial assets at fair value through profit or loss include the following assets designated into that category:

(i)	financial assets backing insurance contracts and investment contracts of £117,323 million (2016: £101,888 million) which are so designated because the related liabilities either have cash flows that are contractually based on the performance of the assets or are contracts whose measurement takes account of current market conditions and where significant measurement inconsistencies would otherwise arise. Included within these assets are investments in unconsolidated structured entities of £28,759 million (2016: £15,611 million), see note 19; and

(ii)	private equity investments of £1,944 million (2016: £2,245 million) that are managed, and evaluated, on a fair value basis in accordance with a documented risk management or investment strategy and reported to key management personnel on that basis.

For amounts included above which are subject to repurchase and reverse repurchase agreements see note 51.